Acquisitions (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 11,671,681	$ 12,883,374
Loss from continuing operations	52,056,295	(3,586,095)
Less: dividends accrued on series B preferred stock	(782,887)	(782,887)
Net loss from continuing operations available to ordinary shareholders	52,839,182	(4,368,982)
Net loss from discontinued operations, net of tax, available to ordinary shareholders	(49,000)	(37,000)
Net loss available to ordinary shareholders	$ 52,888,182	$ (4,405,982)
Basic and diluted:
Net loss from continuing operations per share	$ (3.70)	$ (0.30)
Net loss from discontinued operations per share
Net loss per share	$ (3.70)	$ (0.30)